Proposed Public Offering (Details) - USD ($)	2 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Social Capital Member | Proposed Public Offering
Subsidiary, Sale of Stock [Line Items]
Unit price	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	0.33
Number of shares called for by each public warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.50
Social Capital Member | Proposed Public Offering | Less than one year
Subsidiary, Sale of Stock [Line Items]
Number of units to be issued	36,000,000
Social Capital Member | Proposed Public Offering | More than one year
Subsidiary, Sale of Stock [Line Items]
Number of units to be issued	41,400,000